Expense Example {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-10 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example:
1 year	$ 705
3 years	1,081
5 years	1,503
10 years	2,675
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example:
1 year	507
3 years	946
5 years	1,432
10 years	2,770
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example:
1 year	313
3 years	770
5 years	1,377
10 years	3,016
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	112
3 years	444
5 years	819
10 years	1,872
Class Z
Expense Example:
1 year	97
3 years	401
5 years	748
10 years	$ 1,727